Merger Agreement (Details) $ / shares in Units, $ in Thousands	Apr. 15, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Apr. 30, 2025 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 17, 2024 $ / shares	Dec. 31, 2023 $ / shares shares
Business Acquisition
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)		150,000,000		58,251,629		58,251,629
Cara Therapeutics, Inc.
Business Acquisition
Stock split conversion ratio	0.333
Common stock, shares authorized (in shares)	150,000,000
Legacy Tvardi
Business Acquisition
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of converted shares upon closing of merger	6,539,404
Cara net assets acquired | $	$ 23,873		$ 23,900
Issuance of common stock upon the conversion of Convertible Notes (in shares)	1,265,757
Percentage of interest held in Combined Company after the Merger	84.50%
Intangible assets | $	$ 0
Goodwill | $	$ 0